STOCKHOLDERS' EQUITY AND REGULATORY CAPITAL	12 Months Ended
Jun. 30, 2016
Banking and Thrift [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]
NOTE J – STOCKHOLDERS’ EQUITY AND REGULATORY CAPITAL

Dividend Restrictions – Dividends from the Banks are the primary source of funds for the Company. Banking regulations limit the amount of dividends that may be paid to the Company by the Banks without prior approval of the Office of the Controller of the Currency (the “OCC.”) Under these regulations the amount of dividends that may be paid in any calendar year is limited to the current year’s net profits, combined with the retained net profits of the preceding two years. At June 30, 2016, the Banks could, without prior approval, declare dividends of approximately $759,000.

Regulatory Capital Requirements - The Banks are subject to minimum regulatory capital standards promulgated by the OCC. Failure to meet minimum capital requirements can initiate certain mandatory — and possibly additional discretionary — actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Banks must meet specific capital guidelines that involve quantitative measures of the Company’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Prompt corrective action regulations provide five classifications: well-capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required.

Capital Standards – Effective January 1, 2015, the Company and the Banks became subject to the regulatory capital reforms in accordance with Basel III, which established higher minimum risk-based capital ratio requirements, a new common equity Tier 1 risk-based capital ratio and a new capital conservation buffer (“CCB.”) The regulations also included revisions to the definition of capital and changes in the risk-weighting of certain assets, in addition to redefining “well capitalized” as a 6.5% common equity Tier 1 risk-based capital ratio, an 8.0% Tier 1 risk-based capital ratio, a 10.0% total risk-based capital ratio and a 5.0% Tier 1 leverage ratio.

Additionally, the CCB, which is applicable to the above minimum risk-based capital requirements, was introduced. The CCB will eventually be 2.5% and is being phased in over a three year period. This minimum CCB is equal to 0.625% effective January 1, 2016 and increases 0.625% annually through 2019 to 2.5%. The Company and the Banks, in order to avoid limitations on capital distributions, including dividend payments, engaging in share repurchases and certain discretionary bonus payments to executive officers, must maintain the CCB at the appropriate level.

To be categorized as “well-capitalized” the Banks must maintain minimum capital ratios as set forth in the following tables:

As of June 30, 2016
					Minimum
					Requirement
			Minimum		To be “Well-
			Requirement		Capitalized” Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Risk-based capital:
Common Equity Tier 1 capital ratio
Kentucky First Federal	$52,977	31.4%	$7,597	4.5%	N/A	N/A
First Federal of Hazard	18,035	50.1	1,618	4.5	$2,338	6.5%
First Federal of Kentucky	30,448	22.8	6,016	4.5	8,689	6.5

Tier 1 (core) capital ratio
Kentucky First Federal	52,977	31.4	10,129	6.0	N/A	N/A
First Federal of Hazard	18,035	50.1	2,158	6.0	2,877	8.0
First Federal of Kentucky	30,448	22.8	8,021	6.0	10,694	8.0

Total capital ratio
Kentucky First Federal	54,512	32.3	13,506	8.0	N/A	N/A
First Federal of Hazard	18,486	51.4	2,877	8.0	3,597	10.0
First Federal of Kentucky	31,412	23.5	10,694	8.0	13,368	10.0

Leverage capital:
Tier 1 leverage capital to average assets
Kentucky First Federal	52,977	19.0	11,183	4.0	N/A	N/A
First Federal of Hazard	18,035	24.7	2,927	4.0	3,658	5.0
First Federal of Kentucky	30,448	14.2	8,584	4.0	10,730	5.0

As of June 30, 2015
					Minimum
					Requirement
			Minimum		To be “Well-
			Requirement		Capitalized” Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Risk-based capital:
Common Equity Tier 1 capital ratio
Kentucky First Federal	$52,768	31.9%	$7,443	4.5%	N/A	N/A
First Federal of Hazard	16,478	43.8	1,694	4.5	$2,447	6.5%
First Federal of Kentucky	32,104	25.1	5,763	4.5	8,324	6.5

Tier 1 (core) capital ratio
Kentucky First Federal	52,768	31.9	9,923	6.0	N/A	N/A
First Federal of Hazard	16,478	43.8	2,259	6.0	3,012	8.0
First Federal of Kentucky	32,104	25.1	7,684	6.0	10,245	8.0

Total capital ratio
Kentucky First Federal	54,386	32.9	13,231	8.0	N/A	N/A
First Federal of Hazard	16,950	45.0	3,012	8.0	3,765	10.0
First Federal of Kentucky	33,101	25.9	10,245	8.0	12,806	10.0

Leverage capital:
Tier 1 leverage capital to average assets
Kentucky First Federal	52,768	18.7	11,312	4.0	N/A	N/A
First Federal of Hazard	16,478	21.8	3,023	4.0	3,779	5.0
First Federal of Kentucky	32,104	14.9	8,645	4.0	10,807	5.0

As of June 30, 2016 and 2015, management believes that First Federal of Hazard and First Federal of Kentucky met all capital adequacy requirements to which the Banks were subject. There are no conditions or subsequent events that have occurred that managements believes have changed the Banks’ categories.

Regulations of the Board of Governors of the Federal Reserve System governing mutual holding companies require First Federal MHC to meet certain criteria before the company may waive the receipt by it of any common stock dividend declared by Kentucky First Federal Bancorp. During each of the fiscal years ended June 30, 2016 and 2015, and pursuant to the provisions allowed by the Board of Governors of the Federal Reserve System, First Federal MHC waived $1.9 million in dividends.